Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 5,405,210	$ 7,414,728
Associated costs for towers' sale	(1,584,080)
Sale Of Towers Of Related Party Transactions	7,662,188
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Network maintenance service cost	48,564	79,398
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	0	16,556
Radiomóvil Dipsa, S.A. de C.V. [member]
Disclosure of transactions between related parties [line items]
Insurance premium	2,734,425	$ 2,272,336
Dominican Republic, Paraguay, Costa Rica and Colombia [member]
Disclosure of transactions between related parties [line items]
Associated costs for towers' sale	789,414
Sale Of Towers Of Related Party Transactions	2,427,897
America Movil Peru S.A. C. [member]
Disclosure of transactions between related parties [line items]
Associated costs for towers' sale	779,231
Sale Of Towers Of Related Party Transactions	4,282,291
Telmexs [member]
Disclosure of transactions between related parties [line items]
Associated costs for towers' sale	15,435
Sale Of Towers Of Related Party Transactions	$ 952,000